POST-EMPLOYMENT BENEFIT - Sensitivity analysis (Details) - Pension benefit plans R$ in Thousands	Dec. 31, 2024 BRL (R$)
Sensitivity analysis
Decrease in defined benefit obligation	R$ (25,899)
Increase in defined benefit obligation	R$ 29,522
Discount rate
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Wages growth
Sensitivity analysis
Decrease in defined benefit obligation	R$ 429